Leases - Summary of detailed information about lease assets and liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 7,392,623	$ 8,774,951	$ 11,915,563
Lease liabilities	(7,675,499)	(8,535,060)
Real estate
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 7,392,623	$ 8,774,951